Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2021
Land Use Rights, Net.
Schedule of land use rights, net

	December 31,	December 31,
	2020	2021
Land use rights	216,489	216,489
Less: Accumulated amortization—land use rights	(12,521)	(17,368)
Total land use rights, net	203,968	199,121